Income Taxes- Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Balance, beginning	¥ 63,252	$ 9,200	¥ 61,557
Additions based on tax positions related to current year	12,956	1,884	3,004
Reversal based on tax positions related to prior years			(1,309)
Balance, ending	¥ 76,208	$ 11,084	¥ 63,252